Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Inventories [Abstract]
Finished goods	$ 27,406	$ 35,015
Work in process	5,120	4,133
Raw materials	33,843	47,919
Parts and supplies	14,555	14,130
Total	80,924	101,197
Inventory valued using first-in, first-out method	73,894	93,320
Inventory valued using average cost method	7,030	7,877
Inventory write-downs		$ 1,922